Stock Incentive Plans (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended											12 Months Ended			12 Months Ended				0 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 05, 2008	Dec. 06, 2007	Dec. 31, 2011 Amendment and Restatement of the 2006 Plan [Member]	Apr. 21, 2011 Amendment and Restatement of the 2006 Plan [Member]	Dec. 31, 2011 2006 Plan [Member] years	Dec. 31, 2010 2006 Plan [Member]	Dec. 31, 2009 2006 Plan [Member]	Dec. 31, 2011 2006 Long Term Incentive Plan [Member]	Dec. 31, 2011 Settled Stock Appreciation Rights [Member] years	Dec. 31, 2010 Settled Stock Appreciation Rights [Member]	Dec. 31, 2009 Settled Stock Appreciation Rights [Member]	Dec. 31, 2011 Director Restricted Stock Grants [Member]	Dec. 31, 2007 Director Restricted Stock Grants [Member]	Dec. 31, 2011 Director Restricted Stock Award Year One [Member]	Dec. 06, 2007 Director Restricted Stock Award Year One [Member]	Dec. 31, 2011 Director Restricted Stock Grants Year Two [Member]	Dec. 05, 2008 Director Restricted Stock Grants Year Two [Member]	Dec. 06, 2007 Director Restricted Stock Grants Year Two [Member]	Dec. 31, 2011 Minimum [Member] 2006 Long Term Incentive Plan [Member]	Dec. 31, 2011 Minimum [Member] 2006 Margin Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member] 2006 Long Term Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member] 2006 Margin Incentive Plan [Member]	Jan. 26, 2012 Issuance of share based compensation [Member] Settled Stock Appreciation Rights [Member]
Number of share approved for issuance						10,000,000									5,400,000
Share-based Compensation, Percentage of Target Award Which Participant May Earn																						33.00%	33.00%	200.00%	300.00%
Weighted average grant-date fair value of performance awards granted	$ 22.26	$ 14.49	$ 7.46					$ 52.73	$ 33.62	$ 21.55
Shares earned under the performance period								77,685
Shares Issued in Period								51,590
Shares Paid for Tax Withholding								26,095
Number of awards granted						818,361		672,492																		496,400
Additional number of share approved for issuance							5,000,000
Total compensation cost not yet recognized						$ 43,800,000						$ 5,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						3
Employee Service Share Based Compensation, Retention Based Restricted Stock Awards																		2,000,000			2,000,000
Employee Service Share-based Compensation, Nonvested Retension-Based Restricted Stock Awards																		28,839		99,010
Restricted Stock Awards Percentage Vesting End of Second Year				25.00%
Restricted Stock Awards Percentage Vesting End of Third Year				25.00%	25.00%
Restricted Stock Awards Percentage Vesting End of Fourth Year					25.00%
Restricted Stock Awards Percentage Vesting End of Fifth Year				50.00%	50.00%
Stock compensation expense	24,600,000	13,600,000	8,300,000									2,600,000	2,500,000	2,300,000	900,000
Weighted average remaining contractual life of SSARs outstanding, in years												4
Weighted-average period for compensation cost expected to be recognized, in years								3				3
Total fair value of SSARs vested	2,200,000
Number of shares not vested	458,244											832,060	798,197
Total intrinsic value of outstanding SSARs	8,000,000
Total intrinsic value of exercisable SSARs		3,800,000
Total intrinsic value of SSARs exercised	3,500,000
Restricted stocks granted												164,425			16,560											295,400
Restricted common stocks issued															12,034
Options outstanding and exercisable	2,000	19,275
Weighted average option exercise price per share outstanding	$ 20.85
Weighted average remaining contractual life, in years	1
Outstanding and exercisable options aggregate intrinsic value	100,000
The total intrinsic value of options exercised	500,000	900,000	0
Cash received from stock option exercises	$ 300,000	$ 500,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period											3 years												3 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years																5 years		4 years
Share-based Compensation, Number of retention based restricted stock awards																2